Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		$ (13,025)	$ 1,714
Cash flow hedges		(99)	(168)
Re-measurements of post-employment benefits		(1)	(35)
Total comprehensive income		(15,239)	8,154
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(19,936)	(21,079)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(12,293)	1,719
Cash flow hedges and cumulative translation adjustments in relation to Australia divestiture reclassified to profit ot loss		(645)
Re-measurements of post-employment benefits		0
Total comprehensive income		(12,938)	1,719
Ending balance		(32,874)	(19,360)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		397	494
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		0
Cash flow hedges		(138)	(134)
Cash flow hedges and cumulative translation adjustments in relation to Australia divestiture reclassified to profit ot loss		219
Re-measurements of post-employment benefits		0
Total comprehensive income		81	(134)
Ending balance		478	360
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(1,740)	(1,567)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		0
Cash flow hedges		0
Re-measurements of post-employment benefits		(1)	(37)
Total comprehensive income		(1)	(37)
Ending balance		(1,741)	(1,604)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(21,279)	(22,152)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	[1]	(12,293)	1,719
Foreign exchange contracts recognized in equity in relation to the SAB combination			1,719
Cash flow hedges	[1]	(138)	(134)
Cash flow hedges and cumulative translation adjustments in relation to Australia divestiture reclassified to profit ot loss		(426)
Re-measurements of post-employment benefits	[1]	(1)	(37)
Total comprehensive income	[1]	(12,858)	1,548
Ending balance		$ (34,137)	$ (20,604)

[1]	See Note 18 Changes in equity and earning per share.